Changes in TotalEnergies' perimeter - Main acquisitions and divestments (Details) € in Millions, $ in Millions, $ in Millions															1 Months Ended	12 Months Ended
	Dec. 28, 2023 USD ($)	Nov. 20, 2023 USD ($)	Nov. 20, 2023 CAD ($)	Oct. 04, 2023 USD ($)	Oct. 04, 2023 CAD ($)	Sep. 28, 2023 USD ($)	Aug. 04, 2023	Jul. 24, 2023 EUR (€)	Jun. 29, 2023 country GW	May 26, 2023	Mar. 31, 2023 item	Mar. 15, 2023 USD ($) item	Oct. 26, 2022 USD ($) GW MW	Jun. 12, 2022 MT / yr item	Jan. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jul. 24, 2023 USD ($)
Changes in the Company structure
Proceeds from sale of interest																$ 3,561		$ 835	$ 269
Net investment for acquisition of shares																1,772		94	321
Assets classified as held for sale																2,101		568	400
Liabilities directly associated with the assets classified as held for sale																687		$ 167	$ 58
Total Eren Holding and Total Eren SA
Changes in the Company structure
Net investment for acquisition of shares | €								€ 1,467
Total Eren Holding
Changes in the Company structure
Interest held (as a percent)									33.86%
Total Eren
Changes in the Company structure
Interest held (as a percent)									5.73%
SARB and Umm Lulu offshore concession
Changes in the Company structure
Intangible assets												$ 278
Tangible assets												1,429
Other assets and liabilities												(234)
Fair value of consideration												$ 1,473
Total Eren
Changes in the Company structure
Goodwill																				$ 1,417
Intangible assets																				821
Tangible assets																				2,193
Other assets and liabilities																				(64)
Net debt of the acquired treasury																				(1,389)
Minority interests																				(69)
Fair value of consideration																				$ 2,909
Percentage of voting equity interests acquired																				100.00%
Suncor Energy Inc | TotalEnergies EP Canada Ltd
Changes in the Company structure
Consideration agreed for sale of assets		$ 1,100	$ 1,470
Proceeds from sale of interest																1,300	$ 1,830
Absheron gas field
Changes in the Company structure
Assets classified as held for sale																314
Retail networks in Netherlands, Luxembourg and Belgium
Changes in the Company structure
Proceeds from sale of interest															$ 1,400
Assets classified as held for sale																1,153
Liabilities directly associated with the assets classified as held for sale																$ 577
North Field East (NFE) JV
Changes in the Company structure
Proportion of ownership interest in joint venture														25.00%
Joint venture for renewable portfolio of Casa Dos Ventos
Changes in the Company structure
Proportion of ownership interest in joint venture													34.00%
Payments for JV transaction													$ 500
Maximum earn-out amount													$ 30
Additional equity share under option to acquire in 2027													15.00%
QatarEnergy | North Field East (NFE) JV
Changes in the Company structure
Proportion of ownership interest in joint venture														75.00%
Casa Dos Ventos | Joint venture for renewable portfolio of Casa Dos Ventos
Changes in the Company structure
Proportion of ownership interest in joint venture													66.00%
Joint venture for renewable portfolio of Casa Dos Ventos
Changes in the Company structure
Onshore wind capacity in operation | MW													700
Onshore wind under construction | GW													1
Onshore wind | GW													2.8
Solar projects under well advanced development | GW													1.6
Maximum period to commence commercial operations of solar projects under well advanced development													5 years
Total Eren
Changes in the Company structure
Power of assets in operation | GW									3.5
Power of portfolio of solar, wind, hydro and storage projects | GW									10
Number of countries in which portfolio of solar, wind, hydro and storage projects is held | country									30
Power of portfolio of solar, wind, hydro and storage projects under construction or at advanced stage of development | GW									1.2
SARB and Umm Lulu offshore concession
Changes in the Company structure
Percentage of interest to be acquired												20.00%
Number of offshore fields | item												2
SARB and Umm Lulu offshore concession | ADNOC
Changes in the Company structure
Proportion of ownership interest in concession/project												60.00%
SARB and Umm Lulu offshore concession | OMV
Changes in the Company structure
Proportion of ownership interest in concession/project												20.00%
Mubarraz concession
Changes in the Company structure
Percentage of interest to be acquired											12.88%
Number of offshore fields | item											4
CEPAD
Changes in the Company structure
Percentage of interest to be acquired											20.00%
ADOC | CEPAD
Changes in the Company structure
Proportion of ownership interest in subsidiary											64.40%
Block 20 in the Kwanza Basin in Angola
Changes in the Company structure
Percentage of interest held						40.00%
Block 20 in the Kwanza Basin in Angola | TotalEnergies EP Angola Block 20 | PAEPL
Changes in the Company structure
Percentage of interest sold						40.00%
Consideration agreed for sale of assets						$ 400
Block 20 in the Kwanza Basin in Angola | PAEPL
Changes in the Company structure
Percentage of interest held						40.00%
Block 20 in the Kwanza Basin in Angola | Sonangol Pesquisa e Producao S.A
Changes in the Company structure
Percentage of interest held						20.00%
Surmont asset
Changes in the Company structure
Percentage of interest sold																50.00%	50.00%
Surmont asset | Conoco Phillips
Changes in the Company structure
Percentage of interest to be purchased under preemption right										50.00%
Consideration agreed for sale of assets, cash				$ 3,000	$ 4,030
Consideration agreed for sale of assets, additional payments under specific conditions				$ 330	$ 440
Proceeds from sale of interest																$ 2,750	$ 3,700
Surmont asset | TotalEnergies EP Canada Ltd | Conoco Phillips
Changes in the Company structure
Percentage of interest sold				50.00%	50.00%
North Field East (NFE) LNG Project
Changes in the Company structure
Production of project | MT / yr														32
North Field East (NFE) LNG Project | North Field East (NFE) JV
Changes in the Company structure
Proportion of ownership interest in concession/project														25.00%
Number of production equivalent LNG trains | item														1
Production of LNG train | MT / yr														8
Absheron gas field
Changes in the Company structure
Percentage of interest held							35.00%
Absheron gas field | ADNOC
Changes in the Company structure
Percentage of interest agreed to be sold							15.00%
Absheron gas field | ADNOC
Changes in the Company structure
Percentage of interest held							30.00%
Absheron gas field | SOCAR
Changes in the Company structure
Percentage of interest held							35.00%
Absheron gas field | SOCAR | ADNOC
Changes in the Company structure
Percentage of interest agreed to be sold							15.00%
Retail networks in Germany
Changes in the Company structure
Proceeds from sale of interest	$ 2,400